UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number 811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/17

Item 1. Schedule of Investments.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Statement of Investments, August 31, 2017 (unaudited)
	Principal
	Amount	Value

Municipal Bonds 96.2%
New York 95.3%
Albany IDA Civic Facility Revenue,
St. Peter’s Hospital Project, Series A, Pre-Refunded, 5.25%, 11/15/27	$5,000,000	$5,042,650
St. Peter’s Hospital Project, Series A, Pre-Refunded, 5.25%, 11/15/32	5,000,000	5,042,650
St. Peter’s Hospital Project, Series E, Pre-Refunded, 5.50%, 11/15/27	1,135,000	1,145,226
St. Peter’s Hospital Project, Series E, Pre-Refunded, 5.25%, 11/15/32	1,150,000	1,159,810
Amherst Development Corp. Student Housing Facility Revenue,
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at
Suny Buffalo, Series A, AGMC Insured, 5.00%, 10/01/40	3,000,000	3,292,950
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at
Suny Buffalo, Series A, AGMC Insured, 5.00%, 10/01/45	3,800,000	4,161,494
Buffalo and Erie County Industrial Land Development Corp. Revenue,
Buffalo State College Foundation Housing Corp. Project, Series A, 5.375%, 10/01/41	2,035,000	2,283,901
Obligated Group, Catholic Health System Inc. Project, 5.25%, 7/01/35	1,000,000	1,140,040
Obligated Group, Catholic Health System Inc. Project, 5.00%, 7/01/40	1,000,000	1,105,390
City of New Rochelle Corp. for Local Development Revenue,
Iona College Project, Refunding, Series A, 5.00%, 7/01/40.	1,250,000	1,396,263
Iona College Project, Refunding, Series A, 5.00%, 7/01/45.	1,425,000	1,583,432
Dutchess County Local Development Corp. Revenue,
Health Quest Systems Inc. Project, Series B, 5.00%, 7/01/31	10,550,000	12,262,792
Vassar College Project, Refunding, 5.00%, 7/01/42	5,000,000	5,835,600
Vassar College Project, Refunding, 4.00%, 7/01/46	5,715,000	5,999,036
[a] Erie County Fiscal Stability Authority Revenue,
Sales Tax and State Aid Secured, Series D, 5.00%, 9/01/37	1,300,000	1,565,980
Sales Tax and State Aid Secured, Series D, 5.00%, 9/01/38	2,000,000	2,403,360
Sales Tax and State Aid Secured, Series D, 5.00%, 9/01/39	1,600,000	1,918,048
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Refunding,
Series A, 5.00%, 5/01/28	8,100,000	9,563,427
Hempstead Town Local Development Corp. Revenue,
Refunding, 5.00%, 7/01/42	1,250,000	1,453,138
Refunding, 5.00%, 7/01/47	5,250,000	6,074,250
Hudson Yards Infrastructure Corp. Revenue,
Hudson Yards, Senior, Fiscal 2012, Series A, 5.25%, 2/15/47	35,000,000	39,098,850
Second Indenture, Refunding, Fiscal 2017, Series A, 4.00%, 2/15/36	8,310,000	9,002,971
Second Indenture, Refunding, Fiscal 2017, Series A, 5.00%, 2/15/42	20,000,000	23,446,800
Second Indenture, Refunding, Fiscal 2017, Series A, 4.00%, 2/15/44	16,955,000	18,095,224
Second Indenture, Refunding, Fiscal 2017, Series A, 5.00%, 2/15/45	15,000,000	17,531,100
Long Island Power Authority Electric System Revenue,
General, Refunding, Series A, 5.00%, 9/01/42	22,000,000	24,683,780
General, Refunding, Series A, 5.00%, 9/01/44	5,000,000	5,724,300
General, Refunding, Series B, 5.00%, 9/01/36	5,000,000	5,859,900
General, Refunding, Series B, 5.00%, 9/01/41	10,000,000	11,590,700
General, Refunding, Series B, 5.00%, 9/01/46	18,000,000	20,740,680
General, Series A, BHAC Insured, Pre-Refunded, 5.50%, 5/01/33.	5,000,000	5,381,600
General, Series A, Pre-Refunded, 6.00%, 5/01/33.	42,000,000	45,549,000
Monroe County IDC Revenue,
The Rochester General Hospital Projects, 5.00%, 12/01/46	15,000,000	16,900,650
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/30	3,275,000	3,894,106
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/32	2,000,000	2,365,540
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/37	1,780,000	2,066,794
University of Rochester Project, Series A, 5.00%, 7/01/38	6,350,000	7,327,265
University of Rochester Project, Series B, 5.00%, 7/01/43	5,000,000	5,725,350

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
MTA Dedicated Tax Fund Revenue,
Climate Bond Certified, Green Bonds, Series B, Subseries B-1, 5.00%, 11/15/35	$6,000,000	$7,234,020
Climate Bond Certified, Green Bonds, Series B, Subseries B-1, 5.00%, 11/15/42	5,000,000	5,925,400
Climate Bond Certified, Green Bonds, Series B, Subseries B-1, 5.00%, 11/15/47	13,505,000	15,913,077
Green Bonds, Climate Bond Certified, Refunding, Series B, Subseries B-1, 5.00%, 11/15/46	25,000,000	29,208,250
Green Bonds, Climate Bond Certified, Refunding, Series B, Subseries B-2, 5.00%, 11/15/39	4,775,000	5,659,235
Green Bonds, Climate Bond Certified, Series A, 5.00%, 11/15/47	30,375,000	35,561,531
Series A, Pre-Refunded, 5.50%, 11/15/39	22,845,000	24,116,877
Series B, Pre-Refunded, 5.00%, 11/15/34	63,750,000	69,437,775
MTA Revenue,
Transportation, Green Bonds, Refunding, Series A, Subseries A-1, 5.00%, 11/15/41.	6,000,000	6,946,680
Transportation, Green Bonds, Refunding, Series A, Subseries A-1, 5.00%, 11/15/51.	2,505,000	2,891,622
Transportation, Refunding, Series B, 5.00%, 11/15/34	10,210,000	12,109,775
Transportation, Refunding, Series C, Subseries C-1, 5.00%, 11/15/39	2,440,000	2,859,338
Transportation, Refunding, Series C, Subseries C-2a, 4.00%, 11/15/38	10,000,000	10,657,000
Transportation, Refunding, Series D, 5.00%, 11/15/31	6,215,000	7,472,357
Transportation, Refunding, Series D, 5.25%, 11/15/40	21,500,000	24,052,910
Transportation, Refunding, Series D, Subseries D-1, 5.00%, 11/15/34	5,000,000	5,896,200
Transportation, Refunding, Series D, Subseries D-1, 5.00%, 11/15/35	5,000,000	5,876,000
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23.	7,460,000	9,203,029
Transportation, Series A, Pre-Refunded, 5.00%, 11/15/37	48,000,000	48,390,394
Transportation, Series A, Subseries A-1, 5.00%, 11/15/45	10,000,000	11,475,200
Transportation, Series B, 5.00%, 11/15/38	11,320,000	12,922,006
Transportation, Series B, 5.00%, 11/15/43	10,670,000	12,119,093
Transportation, Series B, Pre-Refunded, 5.00%, 11/15/37	25,000,000	25,206,250
Transportation, Series C, 6.50%, 11/15/28	2,825,000	3,009,247
Transportation, Series C, 5.00%, 11/15/38	10,000,000	11,415,200
Transportation, Series C, 5.00%, 11/15/42	10,000,000	11,363,800
Transportation, Series C, 5.00%, 11/15/47	16,125,000	18,084,187
Transportation, Series C, Pre-Refunded, 6.50%, 11/15/28	12,175,000	12,996,204
Nassau County GO,
General Improvement, Refunding, Series C, Assured Guaranty, 5.00%, 10/01/30	270,000	290,102
General Improvement, Refunding, Series C, Assured Guaranty, 5.00%, 10/01/31	285,000	305,611
General Improvement, Refunding, Series C, Assured Guaranty, 5.125%, 10/01/35	1,275,000	1,368,011
General Improvement, Refunding, Series C, Assured Guaranty, 5.25%, 10/01/39	1,320,000	1,417,667
General Improvement, Series C, AGMC Insured, 5.00%, 4/01/43	26,665,000	30,184,513
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/30	5,465,000	5,919,797
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/31	5,740,000	6,217,683
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.125%, 10/01/35	25,935,000	28,159,704
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/39	26,870,000	29,243,427
Sewer and Storm Water Resources District, Series D, Assured Guaranty, 5.25%, 10/01/39	7,620,000	8,183,804
Nassau County Sewer and Storm Water Finance Authority System Revenue, Series A, BHAC Insured,
Pre-Refunded, 5.375%, 11/01/28	2,000,000	2,103,580
New York City Educational Construction Fund Revenue,
Series A, 5.75%, 4/01/41	20,000,000	23,003,400
Series A, BHAC Insured, 5.00%, 4/01/37	19,750,000	19,798,190
New York City GO,
Citysavers, Series B, zero cpn., 12/01/17	1,107,250	1,105,135
Citysavers, Series B, zero cpn., 6/01/18	1,107,250	1,099,953
Citysavers, Series B, zero cpn., 12/01/18	1,080,375	1,067,529
Citysavers, Series B, zero cpn., 6/01/19	1,107,250	1,082,437
Citysavers, Series B, zero cpn., 12/01/19	1,107,250	1,073,722
Citysavers, Series B, zero cpn., 6/01/20	10,000,000	9,635,900

|2

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City GO, (continued)
Fiscal 2002, Series D, 5.50%, 6/01/24	$145,000	$145,487
Fiscal 2009, Series J, Subseries J-1, 5.00%, 5/15/33.	19,500,000	20,757,165
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/25	7,575,000	8,159,563
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/26	2,190,000	2,355,980
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/26	11,000,000	12,944,140
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/27	10,000,000	11,725,800
Fiscal 2013, Series A, Subseries A-1, 5.00%, 10/01/29	7,355,000	8,607,042
Fiscal 2014, Refunding, Series J, 5.00%, 8/01/32	10,000,000	11,875,400
Fiscal 2014, Series A, Subseries A-1, 4.00%, 8/01/39	10,000,000	10,832,900
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/29	20,640,000	24,629,918
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/31	10,000,000	11,820,500
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/32	4,000,000	4,713,320
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/33	3,000,000	3,521,640
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/34	1,500,000	1,754,175
Fiscal 2017, Refunding, Series B, Subseries B-1, 5.00%, 12/01/41	7,000,000	8,220,520
Refunding, Series C, 5.00%, 8/01/32	5,000,000	5,946,150
Refunding, Series D, 5.125%, 8/01/19	10,000	10,030
Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	10,000	10,030
Series E, Subseries E-1, 6.00%, 10/15/23	3,245,000	3,431,523
Series E, Subseries E-1, 6.25%, 10/15/28	260,000	275,662
Series E, Subseries E-1, Pre-Refunded, 6.00%, 10/15/23	3,755,000	3,969,974
Series E, Subseries E-1, Pre-Refunded, 6.25%, 10/15/28	9,740,000	10,324,497
Series I, Subseries I-1, 5.375%, 4/01/36	5,050,000	5,388,249
Series I, Subseries I-1, Pre-Refunded, 5.375%, 4/01/36.	12,450,000	13,330,464
Subseries D-1, 5.125%, 12/01/28	4,140,000	4,181,483
Subseries D-1, Pre-Refunded, 5.125%, 12/01/28	6,090,000	6,152,971
New York City HDC,
MFHR, Series A-1, 4.80%, 11/01/35	5,610,000	6,004,327
MFHR, Series C-1, 5.25%, 11/01/29	6,110,000	6,484,054
MFHR, Series C-1, 5.50%, 11/01/34	3,000,000	3,191,040
MFHR, Series C-1, 5.55%, 11/01/39	3,300,000	3,515,622
MFHR, Series C-1, 5.70%, 11/01/46	12,500,000	13,326,000
New York City IDAR, Yankee Stadium Project, Pilot, Assured Guaranty, 7.00%, 3/01/49	19,000,000	20,680,360
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2009, Series A, 5.75%, 6/15/40	5,100,000	5,291,352
Fiscal 2009, Series A, Pre-Refunded, 5.75%, 6/15/40	1,450,000	1,505,666
Second General Resolution, Fiscal 2009, Refunding, Series GG-1, 5.00%, 6/15/39.	33,115,000	35,348,276
Second General Resolution, Fiscal 2011, Refunding, Series EE, 5.375%, 6/15/43	39,150,000	44,302,140
Second General Resolution, Fiscal 2013, Series BB, 5.00%, 6/15/47	15,000,000	17,169,000
Second General Resolution, Fiscal 2017, Refunding, Series AA, 4.00%, 6/15/46	24,290,000	25,857,919
Second General Resolution, Fiscal 2017, Refunding, Series DD, 5.00%, 6/15/47	33,800,000	39,534,508
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2008, Refunding, Series S-1, 5.00%, 1/15/34	75,000,000	76,066,500
Fiscal 2008, Series S-1, 5.00%, 1/15/27	10,000,000	10,145,900
Fiscal 2009, Series S-1, 5.75%, 7/15/38	30,000,000	31,240,800
Fiscal 2009, Series S-2, 6.00%, 7/15/38	50,000,000	52,175,000
Fiscal 2009, Series S-3, 5.25%, 1/15/39	29,485,000	31,195,720
Fiscal 2009, Series S-4, 5.75%, 1/15/39	30,000,000	31,925,700
Fiscal 2009, Series S-5, 5.25%, 1/15/39	31,730,000	33,570,975

|3

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, 5.00%, 5/01/34.	$740,000	$786,250
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, 5.00%, 5/01/38.	20,000,000	21,216,000
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, Pre-Refunded, 5.00%,
5/01/34.	19,260,000	20,572,184
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/39.	17,250,000	19,203,735
Future Tax Secured, Subordinate, Fiscal 2012, Series E, Subseries E-1, 5.00%, 2/01/37.	10,000,000	11,394,000
Future Tax Secured, Subordinate, Fiscal 2013, Series F, Subseries F-1, 5.00%, 2/01/34	5,000,000	5,800,600
Future Tax Secured, Subordinate, Fiscal 2013, Series F, Subseries F-1, 5.00%, 2/01/36	8,250,000	9,493,110
Future Tax Secured, Subordinate, Fiscal 2013, Series I, 5.00%, 5/01/42	45,000,000	51,250,950
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/38.	17,000,000	19,706,910
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/39.	24,135,000	27,776,489
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/40.	18,300,000	21,037,680
Future Tax Secured, Subordinate, Fiscal 2015, Series A, Subseries A-1, 5.00%, 8/01/34.	5,115,000	6,034,626
Future Tax Secured, Subordinate, Fiscal 2015, Series B, Subseries B-1, 5.00%, 8/01/34	5,000,000	5,898,950
Future Tax Secured, Subordinate, Fiscal 2015, Series E, Subseries E-1, 5.00%, 2/01/34.	10,000,000	11,753,600
Future Tax Secured, Subordinate, Fiscal 2015, Series E, Subseries E-1, 5.00%, 2/01/35.	10,000,000	11,716,600
Future Tax Secured, Subordinate, Fiscal 2017, Refunding, Series C, 5.00%, 11/01/33	6,500,000	7,842,445
Future Tax Secured, Subordinate, Fiscal 2017, Series A, Subseries A-1, 5.00%, 5/01/40.	13,415,000	15,690,989
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/38	10,000,000	11,791,700
Future Tax Secured, Subordinate, Fiscal 2017, Series F, Subseries F-1, 5.00%, 5/01/42	21,840,000	25,716,818
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, senior lien, Series A,
5.00%, 11/15/46	5,000,000	5,797,900
New York GO, Fiscal 2018, Refunding, Series A, 5.00%, 8/01/28	21,535,000	26,851,991
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	50,000,000	57,332,500
Second Priority, Bank of America Tower at One Bryant Park Project, Class 2, Refunding, 5.625%,
7/15/47.	17,500,000	19,286,400
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	18,000,000	20,568,060
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	86,360,000	110,370,671
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	27,000,000	35,619,750
New York State Dormitory Authority Revenues,
853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19	365,000	366,088
Lease, State University Dormitory Facilities Issue, Series A, Pre-Refunded, 5.00%, 7/01/39.	7,250,000	7,790,632
Lease, Third General Resolution, State University Educational Facilities Issue, Refunding, Series A,
5.00%, 5/15/28	4,000,000	4,659,520
Mental Health Services Facilities Improvement, Refunding, Series A, 5.00%, 8/15/22	5,740,000	6,395,049
Non-State Supported Debt, Brooklyn Law School, Refunding, 5.75%, 7/01/33	3,750,000	4,013,850
Non-State Supported Debt, Columbia University, Series A-2, 5.00%, 10/01/46	10,000,000	13,693,500
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/34	10,000,000	10,696,700
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/39	22,000,000	23,491,600
Non-State Supported Debt, Educational Housing Services, CUNY Student Housing Project, AMBAC
Insured, 5.25%, 7/01/30	5,150,000	6,249,267
Non-State Supported Debt, Fashion Institute of Technology Student Housing Corp., NATL Insured,
5.25%, 7/01/34	13,220,000	15,748,589
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/33.	11,000,000	11,378,290
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/38.	5,000,000	5,171,950
Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%, 7/01/27	1,500,000	1,504,215
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.25%, 8/15/34	3,705,000	4,103,880
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.00%, 8/15/38	3,250,000	3,575,618

|4

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, Mortgage Hospital, Montefiore Medical Center, FHA Insured, 5.00%,
8/01/24.	$2,500,000	$2,530,775
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 2, Subseries 2-4, 5.00%, 1/15/27	5,000,000	5,067,800
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 2, Subseries 2-4, 5.00%, 1/15/28	5,000,000	5,066,900
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 2, Subseries 2-5, 5.00%, 1/15/32	20,000,000	20,256,000
Non-State Supported Debt, The New School, AGMC Insured, Pre-Refunded, 5.50%, 7/01/43	13,000,000	14,622,140
Non-State Supported Debt, The New School, Pre-Refunded, 5.50%, 7/01/40.	10,000,000	11,247,800
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/40	5,500,000	6,261,420
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/45	8,500,000	9,626,080
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/38	5,000,000	5,957,400
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/40	6,745,000	7,991,881
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/43	3,000,000	3,532,080
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/45	5,000,000	5,767,500
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/37	7,000,000	8,092,490
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/42	10,000,000	11,470,600
Non-State Supported Debt, New York University, Series A, Pre-Refunded, 5.00%, 7/01/38	27,800,000	28,756,042
Non-State Supported Debt, New York University, Series A, Pre-Refunded, 5.00%, 7/01/39	20,000,000	21,491,400
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.00%, 7/01/38	26,995,000	27,923,358
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.00%, 7/01/39	19,650,000	21,115,300
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.25%, 7/01/48	49,665,000	51,474,296
Non-State Supported Debt, New York University, Series C, Pre-Refunded, 5.00%, 7/01/38	25,000,000	25,859,750
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/22	2,300,000	2,444,141
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/36	11,000,000	12,574,760
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/21	3,090,000	3,283,650
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/23	2,150,000	2,281,451
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.50%, 5/01/33	3,000,000	3,186,960
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.25%, 5/01/30	8,750,000	9,381,925
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.50%, 5/01/30	3,000,000	3,228,960
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.50%, 5/01/37	13,000,000	13,992,160
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series B, 5.00%,
5/01/39.	10,000,000	10,921,200
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series E, Pre-
Refunded, 5.00%, 5/01/21	2,500,000	2,670,325
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/27.	2,025,000	2,401,893
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/30.	1,000,000	1,170,860
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/32.	1,000,000	1,164,680
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/34.	7,250,000	8,424,065
Non-State Supported Debt, NYU Hospitals Center, Series A, Pre-Refunded, 6.00%, 7/01/40	4,500,000	5,123,880
Non-State Supported Debt, Pratt Institute, Series C, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/29.	3,775,000	4,052,916
Non-State Supported Debt, Residential Institutions for Children, 5.00%, 6/01/38	5,000,000	5,137,600

|5

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series A, AGMC
Insured, 5.00%, 10/01/22	$2,425,000	$2,525,250
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series C, Assured
Guaranty, 5.00%, 10/01/31	45,000	48,245
Non-State Supported Debt, School Districts, Financing Program, Refunding, Series C, Assured
Guaranty, 5.125%, 10/01/36	60,000	64,326
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/21	5,000,000	5,598,200
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/22	7,145,000	7,988,324
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/24	12,730,000	14,220,174
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 10/01/22	5,220,000	5,452,969
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
5.625%, 10/01/29	300,000	327,243
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
Pre-Refunded, 5.625%, 10/01/29	2,700,000	2,965,059
Non-State Supported Debt, School Districts, Financing Program, Series C, AGMC Insured,
Pre-Refunded, 5.00%, 10/01/32	5,000,000	5,014,800
Non-State Supported Debt, School Districts, Financing Program, Series C, AGMC Insured,
Pre-Refunded, 5.00%, 10/01/37	6,550,000	6,569,388
Non-State Supported Debt, School Districts, Financing Program, Series C, Assured Guaranty,
Pre-Refunded, 5.00%, 10/01/31	3,955,000	4,292,678
Non-State Supported Debt, School Districts, Financing Program, Series C, Assured Guaranty,
Pre-Refunded, 5.125%, 10/01/36	4,940,000	5,374,424
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/26	2,400,000	2,909,040
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/29	1,375,000	1,624,150
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/30	1,675,000	1,966,785
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/31	3,700,000	4,324,523
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/34	2,000,000	2,310,040
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/38	5,000,000	5,707,800
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/43	4,150,000	4,696,514
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/35.	2,000,000	2,388,660
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/36.	1,500,000	1,784,385
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/37.	2,000,000	2,373,500
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/38.	1,000,000	1,183,920
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/42.	3,750,000	4,404,563
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/46.	4,000,000	4,672,200
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/26	6,105,000	7,182,960
Non-State Supported Debt, University of Rochester, Series A, 5.125%, 7/01/39	1,485,000	1,585,950
Non-State Supported Debt, University of Rochester, Series A, Pre-Refunded, 5.125%, 7/01/39	9,015,000	9,707,532
Non-State Supported Debt, Vassar College, 5.00%, 7/01/49	11,000,000	11,909,480
Secondarily Insured, State University Educational Facilities, Third General Resolution, Refunding,
Series A, Assured Guaranty, 5.50%, 5/15/22.	5,000,000	5,967,800

|6

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

		Principal
		Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A,
5.00%, 7/01/37		$25,000,000	$28,293,500
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A,
5.00%, 7/01/42		15,000,000	16,866,300
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, Pre-Refunded,
5.00%, 7/01/33		14,210,000	14,698,682
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, Pre-Refunded,
5.00%, 7/01/38		10,785,000	11,155,896
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/32		2,190,000	2,195,760
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/33		645,000	668,555
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/38		1,420,000	1,469,956
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/33		8,360,000	8,693,564
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/38		20,840,000	21,671,516
State Supported Debt, Mental Health Services Facilities Improvement, Series B, 5.00%, 2/15/33		4,990,000	5,005,269
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured,
5.00%, 2/15/33		990,000	1,026,155
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/33		3,285,000	3,416,072
State Supported Debt, Upstate Community Colleges, Series C, 6.00%, 7/01/31		20,000,000	21,331,800
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/29	.	3,000,000	3,485,730
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/30	.	1,000,000	1,159,450
New York State Dormitory Authority Sales Tax Revenue,
Sales Tax, Group C, Series A, 4.00%, 3/15/46		25,000,000	26,758,000
Series A, 5.00%, 3/15/34		10,000,000	11,990,700
Series A, 5.00%, 3/15/35		28,445,000	33,980,966
Series A, 5.00%, 3/15/36		51,550,000	61,445,022
Series A, 5.00%, 3/15/44		25,000,000	29,455,750
Series B, 5.00%, 3/15/40		12,640,000	14,874,499
Series B, 5.00%, 3/15/41		10,520,000	12,362,999
State Supported Debt, Series A, 5.00%, 3/15/30.		10,000,000	11,866,900
State Supported Debt, Series A, 5.00%, 3/15/31.		15,685,000	18,560,531
State Supported Debt, Series A, 5.00%, 3/15/43.		16,675,000	19,156,907
State Supported Debt, Series A, 5.00%, 3/15/44.		37,250,000	43,115,757
New York State Dormitory Authority State Personal Income Tax Revenue,
2017, Series A, 5.00%, 2/15/34.		915,000	965,215
2017, Series A, 5.00%, 2/15/39.		1,265,000	1,333,120
2017, Series A, Pre-Refunded, 5.00%, 2/15/34		15,595,000	16,527,269
2017, Series A, Pre-Refunded, 5.00%, 2/15/39		19,420,000	20,580,928
Education, Refunding, Series C, 5.75%, 3/15/32		29,870,000	32,054,393
Education, Series A, Pre-Refunded, 5.00%, 3/15/38		5,000,000	5,315,300
Education, Series C, Pre-Refunded, 5.75%, 3/15/32		230,000	246,930
General Purpose, Refunding, Series A, 5.00%, 3/15/31		5,000,000	5,939,300
General Purpose, Refunding, Series A, 5.00%, 2/15/37		5,000,000	5,934,400
General Purpose, Refunding, Series A, 5.00%, 2/15/38		5,000,000	5,911,550
General Purpose, Refunding, Series A, 5.00%, 2/15/39		8,945,000	10,551,343

|7

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority State Personal Income Tax Revenue, (continued)
General Purpose, Series B, 5.00%, 3/15/37	$6,915,000	$7,908,063
General Purpose, Series C, 5.00%, 3/15/34	10,000,000	11,230,300
Series A, 5.00%, 2/15/39	10,000,000	11,746,700
Series A, 5.00%, 2/15/41	4,000,000	4,677,960
Series A, 5.00%, 2/15/42	11,950,000	13,954,851
Series A, 5.00%, 2/15/43	26,035,000	30,358,372
Series A, Pre-Refunded, 5.00%, 2/15/34	15,000	15,886
Series A, Pre-Refunded, 5.00%, 2/15/39	20,000	21,181
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue,
New York City Municipal Water Finance Authority Projects, Second Resolution, Subordinated SRF,
Refunding,Series A, 5.00%, 6/15/46	15,000,000	17,846,700
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated SRF, Refunding, Series A, 5.00%, 6/15/31	5,000,000	5,928,000
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated SRF, Refunding, Series B, 5.00%, 6/15/33	6,510,000	6,707,318
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated SRF, Refunding, Series B, 5.00%, 6/15/37	8,010,000	8,245,814
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated SRF, Series A, 5.125%, 6/15/38.	35,000,000	37,424,100
New York State GO, Series A, 5.00%, 2/15/39	6,000,000	6,348,000
New York State HFA State Personal Income Tax Revenue,
Economic Development and Housing, Series A, Pre-Refunded, 5.00%, 3/15/34	10,000,000	10,010,700
Economic Development and Housing, Series A, Pre-Refunded, 5.00%, 3/15/38	15,000,000	15,016,050
New York State HFAR,
Affordable Housing, Series B, 4.50%, 11/01/29.	1,500,000	1,553,550
Affordable Housing, Series B, 4.85%, 11/01/41.	8,500,000	8,795,970
Children’s Rescue Fund Housing, Series A, 7.625%, 5/01/18	345,000	346,711
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%, 11/01/20	70,000	70,280
New York State Power Authority Revenue, Series A, NATL Insured, 5.00%, 11/15/47	10,000,000	10,071,500
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, junior lien, Series
A, 5.00%, 1/01/46	25,000,000	28,380,250
New York State Thruway Authority General Revenue,
Refunding, Series H, AGMC Insured, 5.00%, 1/01/32	10,000,000	10,128,700
Refunding, Series H, NATL Insured, 5.00%, 1/01/37	54,810,000	55,440,863
Refunding, Series I, 5.00%, 1/01/37	21,250,000	24,082,200
Series H, AGMC Insured, 5.00%, 1/01/37	10,000,000	10,127,100
Series I, 5.00%, 1/01/42.	45,000,000	50,499,000
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Refunding, Series A, 5.00%, 4/01/29	10,000,000	11,568,800
Series A, 5.00%, 4/01/27	27,000,000	31,313,520
Series A, 5.00%, 4/01/28	11,600,000	13,436,512
Series A, 5.00%, 4/01/30	9,000,000	10,394,640
Series A, 5.00%, 4/01/31	10,250,000	11,823,682
Series A, 5.00%, 4/01/32	11,100,000	12,788,199
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Service Contract, Refunding, 5.625%, 1/01/28	3,780,000	4,008,539
Empire State Development Corp., Service Contract, Series B, 5.00%, 1/01/26	8,830,000	9,115,915
Empire State Development Corp., Service Contract, Series B, 5.00%, 1/01/27	7,730,000	7,979,679
Empire State Development Corp., Service Contract, Series B, 5.00%, 1/01/28	5,460,000	5,635,867
State Personal Income Tax, General Purpose, Refunding, Series A, 5.00%, 3/15/38	15,000,000	17,755,950
State Personal Income Tax, Series A-1, Pre-Refunded, 5.00%, 12/15/27	5,000,000	5,058,727

|8

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Urban Development Corp. Revenue, (continued)
State Personal Income Tax, State Facilities and Equipment, Series B-1, Pre-Refunded, 5.00%,
3/15/36.	$10,000,000	$10,630,600
Niagara Falls Public Improvement GO, NATL Insured, 6.85%, 3/01/19	5,000	5,018
Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project, XLCA Insured,
5.00%, 12/15/30	1,805,000	1,810,198
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/34	25,000,000	27,015,250
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/35	29,000,000	31,318,840
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/39	25,000,000	26,955,250
Consolidated, Refunding, Two Hundred Fifth Series, 5.00%, 11/15/47	26,340,000	31,061,972
Consolidated, Refunding, Two Hundred Third Series, 5.00%, 10/15/47	10,000,000	11,704,000
Rockland County IDA Civic Facility Revenue,
Nyack Library Project, Series A, AMBAC Insured, 5.00%, 12/01/32	2,000,000	2,011,160
Nyack Library Project, Series A, AMBAC Insured, 5.00%, 12/01/37	3,320,000	3,336,301
Sales Tax Asset Receivable Corp. Revenue,
Sales Tax Asset, Fiscal 2015, Refunding, Series A, 5.00%, 10/15/27.	32,000,000	39,403,200
Sales Tax Asset, Fiscal 2015, Refunding, Series A, 5.00%, 10/15/30.	4,900,000	5,938,114
Saratoga County Water Authority Revenue, Water System, Pre-Refunded, 5.00%, 9/01/48	7,225,000	7,523,176
Schenectady County Capital Resource Corp. Revenue,
Union College Project, Refunding, 5.00%, 1/01/40	2,600,000	3,031,418
Union College Project, Refunding, 5.00%, 1/01/47	6,590,000	7,654,351
Triborough Bridge and Tunnel Authority Revenues,
General, MTA Bridges and Tunnels, Series A, Pre-Refunded, 5.00%, 11/15/24	6,965,000	7,021,765
General, MTA Bridges and Tunnels, Series B, 5.00%, 11/15/45.	5,000,000	5,823,900
General, MTA Bridges and Tunnels, Series C, 5.00%, 11/15/38	5,000,000	5,756,500
General, Refunding, Series C, 5.00%, 11/15/33	12,190,000	12,739,159
General, Refunding, Series C, 5.00%, 11/15/38	7,080,000	7,390,387
General, Series A-2, 5.25%, 11/15/34	6,180,000	6,507,725
General, Series A-2, Pre-Refunded, 5.25%, 11/15/34	3,820,000	4,023,530
General, Series C, Pre-Refunded, 5.00%, 11/15/33	19,650,000	20,638,788
General, Series C, Pre-Refunded, 5.00%, 11/15/38	11,295,000	11,863,364
General Purpose, Series B, NATL Insured, Pre-Refunded, 5.20%, 1/01/27.	5,110,000	6,007,929
General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27	15,000,000	17,635,800
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	32,185,000	37,494,559
Refunding, Series B, 5.00%, 11/15/36	21,080,000	25,308,859
Refunding, Series B, 5.00%, 11/15/37	18,190,000	21,804,717
Refunding, Series B, 5.00%, 11/15/38	8,055,000	9,617,670
Series A, 5.00%, 11/15/38	3,000,000	3,582,000
Series A, 5.00%, 11/15/42	5,750,000	6,806,275
Series A, 5.00%, 11/15/47	13,000,000	15,303,600
Subordinate, Series D, 5.00%, 11/15/31.	18,810,000	19,634,630
Subordinate, Series D, Pre-Refunded, 5.00%, 11/15/31	30,145,000	31,661,896
Troy Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, 5.125%,
9/01/40	42,500,000	46,668,400
Utility Debt Securitization Authority Revenue,
Restructuring, Refunding, 5.00%, 12/15/34	9,950,000	11,921,990
Restructuring, Refunding, Series A, 5.00%, 12/15/34.	33,870,000	40,799,463
Restructuring, Refunding, Series A, 5.00%, 12/15/35.	20,000,000	24,004,200
Restructuring, Refunding, Series B, 5.00%, 12/15/33.	5,750,000	6,956,752

|9

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
Western Nassau County Water Authority Water System Revenue,
Series A, 5.00%, 4/01/40	$1,400,000	$1,591,366
Series A, 5.00%, 4/01/45	2,250,000	2,536,425
		4,542,717,917

U.S. Territories 0.9%
Puerto Rico 0.9%
[b] Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	32,250,000	19,072,650
[b] Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 6.00%, 8/01/42	50,000,000	13,000,000
First Subordinate, Series C, 5.50%, 8/01/40	35,000,000	9,100,000
		41,172,650
Total Municipal Bonds before Short Term Investments (Cost $4,385,869,009)		4,583,890,567

Short Term Investments 2.9%
Municipal Bonds 2.9%
New York 2.9%
[c] MTA Dedicated Tax Fund Revenue, Refunding, Series A-1, LOC Toronto Dominion Bank, Daily VRDN
and Put, 0.83%, 11/01/31	32,000,000	32,000,000
[c] New York City GO,
Fiscal 2008, Series L, Subseries L-5, SPA Bank of America, Daily VRDN and Put, 0.84%, 4/01/35	6,000,000	6,000,000
Fiscal 2006, Series I, Subseries I-8, SPA State Street Bank & Trust Co., Daily VRDN and Put, 0.85%,
4/01/36.	300,000	300,000
[c] New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2007, Series CC, Sub-Series CC-2, SPA Bank of Montreal, Daily
VRDN and Put, 0.81%, 6/15/38	4,700,000	4,700,000
Second General Resolution, Fiscal 2013, Refunding, Series AA, Subseries AA-1, SPA PNC Bank,
Daily VRDN and Put, 0.83%, 6/15/46	17,800,000	17,800,000
Second General Resolution, Fiscal 2014, Refunding, Series AA, Subseries AA-1, SPA JPMorgan
Chase Bank, Daily VRDN and Put, 0.84%, 6/15/50	10,630,000	10,630,000
Second General Resolution, Fiscal 2014, Refunding, Series AA, Subseries AA-3, SPA Toronto
Dominion Bank, Daily VRDN and Put, 0.83%, 6/15/49	26,800,000	26,800,000
[c] Triborough Bridge and Tunnel Authority Revenues, MTA Bridges and Tunnels, General, Refunding,
Subseries B-2, LOC Wells Fargo Bank, Daily VRDN and Put, 0.81%, 1/01/32	38,650,000	38,650,000
Total Short Term Investments (Cost $136,880,000)		136,880,000
Total Investments (Cost $4,522,749,009) 99.1%		4,720,770,567
Other Assets, less Liabilities 0.9%.		42,987,633
Net Assets 100.0%		$4,763,758,200

See Abbreviations on page 13.

aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|10

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At August 31, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Authority/Agency
FICO	Financing Corp.
GO	General Obligation
HDC	Housing Development Corp.
HFA	Housing Finance Authority/Agency
HFAR	Housing Finance Authority Revenue
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDC	Industrial Development Corp.
LOC	Letter of Credit
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
SPA	Standby Purchase Agreement
SRF	State Revolving Fund
XLCA	XL Capital Assurance

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  October 26, 2017

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  October 26, 2017